Trade payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade payables
Schedule of fair value of trade payables

	At December 31,
	2019	2018
Non-current
Trade payables with related parties (Note 27)	—	15
Trade payable with suppliers	798	1,493
	798	1,508
Current
Trade payables with suppliers	145,740	110,375
Trade payables with related parties (Note 27)	3,017	4,266
	148,757	114,641